COMMITMENTS - Additional information (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) D $ / shares	Dec. 31, 2021 $ / shares
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Exercise price of warrants	$ 11.50	$ 11.50
Expiration term of warrants (in years)	5 years	5 years
iDoc Common Stock
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)	$ 1
Business Combination Agreement
Business Acquisition [Line Items]
Conversion price of convertible notes	$ 10
Minimum net tangible assets upon closing | $	$ 5,000,001
Minimum aggregate proceeds to be required for consummation of Business Combination | $	$ 10,000,000
Business Combination Agreement | Convertible debt
Business Acquisition [Line Items]
Term of debt	1 year
Term of notes (in month)	1 year
Business Combination Agreement | Vsee Health Incentive Plan
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001
Percentage of shares reserved for issuance	15.00%
Business Combination Agreement | Vsee Common Stock
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001
Denominator for calculation of Per Share Stock Consideration	$ 10
Cash Consideration, Percentage of Closing Consideration	20.00%
Cash Consideration as fair market value of Closing Consideration	80.00%
Numerator for calculation of Closing Consideration | $	$ 60,500,000
Closing Consideration, Multiplication Factor for Calculation of Amount of Stock Option Exercisable	$ 10
Transaction expense as percentage of Distributable Cash to be paid	55.00%
Indemnity escrow amount as percentage of Cash Consideration	10.00%
Amount of aggregate in excess proceeds considered for calculation of Distributable Cash | $	$ 10,000,000
Business Combination Agreement | iDoc Common Stock
Business Acquisition [Line Items]
Denominator for calculation of Per Share Stock Consideration	$ 10
Cash Consideration, Percentage of Closing Consideration	20.00%
Cash Consideration as fair market value of Closing Consideration	80.00%
Numerator for calculation of Closing Consideration | $	$ 49,500,000
Transaction expense as percentage of Distributable Cash to be paid	45.00%
Indemnity escrow amount as percentage of Cash Consideration	10.00%
PIPE Securities Purchase Agreement | PIPE Investors
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001
Aggregate Closing PIPE Proceeds | $	$ 10,000,000
Exercise price of warrants	$ 12.50
Expiration term of warrants (in years)	5 years
Minimum Aggregate Purchase Price of Additional Offering | $	$ 10,000,000
Minimum gross proceeds of Notes to be paid in cash for consummation of Subsequent Placements | $	$ 5,000,000
Percentage of Additional Offering Securities in Additional Offerings	100.00%
Percentage of Offered Securities in Subsequent Placements	25.00%
Lock-up period (in months)	8 months
Stock price trigger	$ 12.50
Release Triggering Date (in days) | D	20
PIPE Securities Purchase Agreement | PIPE Investors | PIPE Notes
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001
Conversion price of convertible notes	$ 10.00
Term of debt	18 months
Interest rate (in percent)	7.00%
Term of notes (in month)	18 months